COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RESPECTIVE RELATIONSHIP

Major related parties that transacted with the Group and their respective relationship to the Group are listed as below:

Name of related parties	Relationship with the Group
Beijing Yihai Construction Engineering Co., Ltd.	Company controlled by Hu Jiaqi
Beijing Jianlei International Decoration Engineering Co., Ltd.	Company controlled by Hu Jiaqi
Beijing Huiju Tianxia Investment Co., Ltd	Company controlled by Hu Jiaqi

SCHEDULE OF RELATED PARTIES TRANSACTION

		Six Months Ended March 3l,
Nature of transactions	Related party	2025	2026
		RMB	RMB	USD
Revenue from engineering solutions and services of intelligent projects	Beijing Jianlei International Decoration Engineering Co., Ltd.	42,257,767	63,792,598	9,247,985
Total		42,257,767	63,792,598	9,247,985

		Six Months Ended March 3l,
Nature of transactions	Related party	2025	2026
		RMB	RMB	USD
Purchase of services	Beijing Yihai Construction Engineering Co., Ltd.	57,940	57,940	8,400
Total		57,940	57,940	8,400

Nature of balance	Related party	As of September 30, 2025	As of March 31, 2026
		RMB	RMB	USD
Amounts due from related parties relating to operating activities	Beijing Jianlei International Decoration Engineering Co., Ltd.	3,486,135	1,105,933	160,327
Total		3,486,135	1,105,933	160,327

		RMB	USD
Amounts due to related parties relating to operating activities	Beijing Jianlei International Decoration Engineering Co., Ltd.	4,894,067	3,036,000	440,128
Amounts due to related parties relating to operating activities	Beijing Yihai Construction Engineering Co., Ltd.	-	57,940	8,400
Amounts due to related parties relating to operating activities	Beijing Huiju Tianxia Investment Co., Ltd	350,000	350,000	50,739
Total		5,244,067	3,443,940	499,266